Preferred shares (Tables)	12 Months Ended
Dec. 31, 2013
Preferred Shares Tables
Preferred Shares conversion into common shares

The remaining Preferred Shares were assigned a nominal value in 2005, reflecting the uncertainty that the required revenue objectives would be achieved to allow conversion into common shares, as follows:

	# of Preferred Shares	$ value
convertible upon issue effective December 31, 2005	2,000,000	$3,256,400
conditionally convertible on or before December 31, 2015	8,000,000	232,600
	10,000,000	3,489,000

Preferred shares outstanding schedule

The number of preferred shares outstanding is as follows:

	# of shares	$ value
As at December 31, 2010, 2011 and 2012	10,000,000	$3,489,000
Conversion of preferred shares in 2013 (i)	(2,000,000)	(3,256,400)
As at December 31, 2013	8,000,000	232,600